Loans, financing and debentures - Breakdown by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current
Loans, financing and debentures		R$ 3,434,387	R$ 3,004,905
Interest on financing		1,259,281	1,525,436
Non-current funding		2,175,106	1,479,469
Non-current
Loans, financing and debentures		87,301,230	91,796,352
Interest on financing
Non-current funding		87,301,230	91,796,352
Borrowings		90,735,617	94,801,257	R$ 101,435,531
Interest on financing		1,259,281	1,525,436
Non-current funding		89,476,336	93,275,821
2027
Non-current
Loans, financing and debentures		3,803,013
2028
Non-current
Loans, financing and debentures		8,195,704
2029
Non-current
Loans, financing and debentures		14,830,563
2030
Non-current
Loans, financing and debentures		14,879,329
Later than five years and not later than six years
Non-current
Loans, financing and debentures		12,207,704
Later than six years [Member]
Non-current
Loans, financing and debentures		33,384,917
Foreign countries
Current
Current		2,180,968	1,870,699
Non-current
Non-current		63,904,621	68,486,657
Total		66,085,589	70,357,356
Country of domicile
Current
Current		1,253,419	1,134,206
Non-current
Non-current		23,396,609	23,309,695
Total		24,650,028	24,443,901
Borrowings		90,735,617	94,801,257
Bonds | Foreign countries
Non-current
Loans, financing and debentures		39,937,294
Bonds | Foreign countries | 2027
Non-current
Loans, financing and debentures
Bonds | Foreign countries | 2028
Non-current
Loans, financing and debentures		2,599,399
Bonds | Foreign countries | 2029
Non-current
Loans, financing and debentures		8,700,749
Bonds | Foreign countries | 2030
Non-current
Loans, financing and debentures		5,155,884
Bonds | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures		6,525,377
Bonds | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 16,955,885
Bonds | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.00%
Current
Current		R$ 310,227	815,478
Non-current
Non-current		39,937,294	42,405,964
Total		40,247,521	43,221,442
Panda Bonds - CNH [Member] | Foreign countries
Non-current
Loans, financing and debentures		1,963,907
Panda Bonds - CNH [Member] | Foreign countries | 2027
Non-current
Loans, financing and debentures		907,427
Panda Bonds - CNH [Member] | Foreign countries | 2028
Non-current
Loans, financing and debentures		980,837
Panda Bonds - CNH [Member] | Foreign countries | 2029
Non-current
Loans, financing and debentures
Panda Bonds - CNH [Member] | Foreign countries | 2030
Non-current
Loans, financing and debentures		75,643
Panda Bonds - CNH [Member] | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures
Panda Bonds - CNH [Member] | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Panda Bonds - CNH [Member] | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.70%
Current
Current		R$ 19,576	6,785
Non-current
Non-current		1,963,907	2,039,941
Total		1,983,483	2,046,726
Export credits (“export prepayments”) | Foreign countries
Non-current
Loans, financing and debentures		15,253,641
Export credits (“export prepayments”) | Foreign countries | 2027
Non-current
Loans, financing and debentures		2,347,334
Export credits (“export prepayments”) | Foreign countries | 2028
Non-current
Loans, financing and debentures		2,943,742
Export credits (“export prepayments”) | Foreign countries | 2029
Non-current
Loans, financing and debentures		3,627,988
Export credits (“export prepayments”) | Foreign countries | 2030
Non-current
Loans, financing and debentures		5,419,096
Export credits (“export prepayments”) | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures		915,481
Export credits (“export prepayments”) | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Export credits (“export prepayments”) | Foreign countries | SOFR/Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.20%
Current
Current		R$ 1,733,663	923,820
Non-current
Non-current		15,253,641	16,901,305
Total		R$ 16,987,304	17,825,125
Export credits (“export prepayments”) | Country of domicile | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		14.00%
Current
Current		R$ 17,126	7,094
Non-current
Non-current		327,419	327,263
Total		344,545	334,357
Assets Financing | Foreign countries
Non-current
Loans, financing and debentures		143,525
Assets Financing | Foreign countries | 2027
Non-current
Loans, financing and debentures		75,592
Assets Financing | Foreign countries | 2028
Non-current
Loans, financing and debentures		62,089
Assets Financing | Foreign countries | 2029
Non-current
Loans, financing and debentures		5,844
Assets Financing | Foreign countries | 2030
Non-current
Loans, financing and debentures
Assets Financing | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Assets Financing | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.10%
Current
Current		R$ 102,736	107,159
Non-current
Non-current		143,525	178,526
Total		246,261	285,685
Assets Financing | Country of domicile
Non-current
Loans, financing and debentures		33,473
Assets Financing | Country of domicile | 2027
Non-current
Loans, financing and debentures		14,372
Assets Financing | Country of domicile | 2028
Non-current
Loans, financing and debentures		19,033
Assets Financing | Country of domicile | 2029
Non-current
Loans, financing and debentures		68
Assets Financing | Country of domicile | 2030
Non-current
Loans, financing and debentures
Assets Financing | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		16.30%
Current
Current		R$ 18,887	18,799
Non-current
Non-current		33,473	38,214
Total		52,360	57,013
ECA - Export Credit Agency | Foreign countries
Non-current
Loans, financing and debentures		1,687,185
ECA - Export Credit Agency | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures		649,476
ECA - Export Credit Agency | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 1,037,709
ECA - Export Credit Agency | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.80%
Current
Current		R$ 14,778	17,426
Non-current
Non-current		1,687,185	1,778,184
Total		1,701,963	1,795,610
IFC - International Finance Corporation | Foreign countries
Non-current
Loans, financing and debentures		4,919,069
IFC - International Finance Corporation | Foreign countries | 2027
Non-current
Loans, financing and debentures		263,870
IFC - International Finance Corporation | Foreign countries | 2028
Non-current
Loans, financing and debentures		1,342,546
IFC - International Finance Corporation | Foreign countries | 2029
Non-current
Loans, financing and debentures		2,187,723
IFC - International Finance Corporation | Foreign countries | 2030
Non-current
Loans, financing and debentures		1,124,930
IFC - International Finance Corporation | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures
IFC - International Finance Corporation | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.50%
Current
Current		R$ (3,763)	(5,485)
Non-current
Non-current		4,919,069	5,182,737
Total		R$ 4,915,306	5,177,252
Others | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate
Current
Current		R$ 3,751	5,516
Non-current
Non-current
Total		R$ 3,751	5,516
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.60%
Current
Current		R$ 7,801	5,794
Non-current
Non-current		442,503	468,025
Total		450,304	473,819
BNDES - UMBNDES | Country of domicile | UMBNDES
Non-current
Loans, financing and debentures		442,503
BNDES - UMBNDES | Country of domicile | UMBNDES | 2027
Non-current
Loans, financing and debentures		7,207
BNDES - UMBNDES | Country of domicile | UMBNDES | 2028
Non-current
Loans, financing and debentures		9,610
BNDES - UMBNDES | Country of domicile | UMBNDES | 2029
Non-current
Loans, financing and debentures		9,610
BNDES - UMBNDES | Country of domicile | UMBNDES | 2030
Non-current
Loans, financing and debentures		9,610
BNDES - UMBNDES | Country of domicile | UMBNDES | Later than five years and not later than six years
Non-current
Loans, financing and debentures		9,610
BNDES - UMBNDES | Country of domicile | UMBNDES | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 396,856
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.60%
Current
Current		R$ 68,286	89,150
Non-current
Non-current		10,951	11,802
Loans, financing and debentures		10,951
Total		79,237	100,952
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2027
Non-current
Loans, financing and debentures		2,816
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2028
Non-current
Loans, financing and debentures		3,755
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2029
Non-current
Loans, financing and debentures		3,755
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2030
Non-current
Loans, financing and debentures		625
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | Later than five years and not later than six years
Non-current
Loans, financing and debentures
BNDES – TLP [Member] | Country of domicile | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		12.40%
Current
Current		R$ 201,878	178,549
Non-current
Non-current		5,576,674	5,562,188
Loans, financing and debentures		5,576,674
Total		5,778,552	5,740,737
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2027
Non-current
Loans, financing and debentures		120,552
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2028
Non-current
Loans, financing and debentures		157,903
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2029
Non-current
Loans, financing and debentures		143,738
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2030
Non-current
Loans, financing and debentures		381,296
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | Later than five years and not later than six years
Non-current
Loans, financing and debentures		481,610
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 4,291,575
BNDES | Country of domicile | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.40%
Current
Current	R$ 33
Non-current
Non-current	12,500
Total	R$ 12,533
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		16.40%
Current
Current		R$ 226,156	282,017
Non-current
Non-current		522,110	514,605
Loans, financing and debentures		522,110
Total		748,266	796,622
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2027
Non-current
Loans, financing and debentures		30,542
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2028
Non-current
Loans, financing and debentures		40,722
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2029
Non-current
Loans, financing and debentures		40,722
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2030
Non-current
Loans, financing and debentures		40,722
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | Later than five years and not later than six years
Non-current
Loans, financing and debentures		40,722
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 328,680
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.00%
Current
Current		R$ 10,264	9,933
Non-current
Non-current		151,019	153,762
Loans, financing and debentures		151,019
Total		161,283	163,695
BNDES – TR | Country of domicile | BNDES – TR | 2027
Non-current
Loans, financing and debentures		8,301
BNDES – TR | Country of domicile | BNDES – TR | 2028
Non-current
Loans, financing and debentures		11,068
BNDES – TR | Country of domicile | BNDES – TR | 2029
Non-current
Loans, financing and debentures		11,068
BNDES – TR | Country of domicile | BNDES – TR | 2030
Non-current
Loans, financing and debentures		11,068
BNDES – TR | Country of domicile | BNDES – TR | Later than five years and not later than six years
Non-current
Loans, financing and debentures		11,068
BNDES – TR | Country of domicile | BNDES – TR | Later than six years [Member]
Non-current
Loans, financing and debentures		98,446
NCE ("Export Credit Notes") | Country of domicile
Non-current
Loans, financing and debentures		100,000
NCE ("Export Credit Notes") | Country of domicile | 2027
Non-current
Loans, financing and debentures		25,000
NCE ("Export Credit Notes") | Country of domicile | 2028
Non-current
Loans, financing and debentures		25,000
NCE ("Export Credit Notes") | Country of domicile | 2029
Non-current
Loans, financing and debentures		25,000
NCE ("Export Credit Notes") | Country of domicile | 2030
Non-current
Loans, financing and debentures		25,000
NCE ("Export Credit Notes") | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures
NCE ("Export Credit Notes") | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		16.70%
Current
Current		R$ 4,031	4,157
Non-current
Non-current		100,000	100,000
Total		104,031	104,157
NCR ("Rural producer certificate") | Country of domicile
Non-current
Loans, financing and debentures		5,000,000
NCR ("Rural producer certificate") | Country of domicile | 2030
Non-current
Loans, financing and debentures		2,000,000
NCR ("Rural producer certificate") | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures		3,000,000
NCR ("Rural producer certificate") | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures
NCR ("Rural producer certificate") | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		13.70%
Current
Current		R$ 387,660	369,572
Non-current
Non-current		5,000,000	5,000,000
Total		5,387,660	5,369,572
Debentures | Country of domicile
Non-current
Loans, financing and debentures		9,240,683
Debentures | Country of domicile | 2029
Non-current
Loans, financing and debentures
Debentures | Country of domicile | 2030
Non-current
Loans, financing and debentures		561,095
Debentures | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures		500,000
Debentures | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 8,179,588
Debentures | Country of domicile | CDI/IPCA
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		13.70%
Current
Current		R$ 309,811	127,247
Non-current
Non-current		9,240,683	9,179,399
Total		9,550,494	9,306,646
Breakdown by maturity - non-current
Non-current
Loans, financing and debentures		87,301,230
Ecoinvest | Country of domicile | BNDES - UMBNDES
Non-current
Loans, financing and debentures		327,419
Ecoinvest | Country of domicile | BNDES - UMBNDES | 2027
Non-current
Loans, financing and debentures
Ecoinvest | Country of domicile | BNDES - UMBNDES | 2029
Non-current
Loans, financing and debentures		73,617
Ecoinvest | Country of domicile | BNDES - UMBNDES | 2030
Non-current
Loans, financing and debentures		73,617
Ecoinvest | Country of domicile | BNDES - UMBNDES | Later than five years and not later than six years
Non-current
Loans, financing and debentures		73,617
Ecoinvest | Country of domicile | BNDES - UMBNDES | Later than six years [Member]
Non-current
Loans, financing and debentures		106,568
Rural Producer Note (CPR) | Country of domicile
Non-current
Loans, financing and debentures		1,979,277
Rural Producer Note (CPR) | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 1,979,277
Rural Producer Note (CPR) | Country of domicile | CDI/IPCA
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		13.20%
Current
Current		R$ 1,486	41,894
Non-current
Non-current		1,979,277	1,954,437
Total		1,980,763	R$ 1,996,331
BNDES –Fixed | Country of domicile | Fixed
Non-current
Loans, financing and debentures		12,500
BNDES –Fixed | Country of domicile | Fixed | 2027
Non-current
Loans, financing and debentures
BNDES –Fixed | Country of domicile | Fixed | 2028
Non-current
Loans, financing and debentures
BNDES –Fixed | Country of domicile | Fixed | 2029
Non-current
Loans, financing and debentures		681
BNDES –Fixed | Country of domicile | Fixed | 2030
Non-current
Loans, financing and debentures		743
BNDES –Fixed | Country of domicile | Fixed | Later than five years and not later than six years
Non-current
Loans, financing and debentures		743
BNDES –Fixed | Country of domicile | Fixed | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 10,333